Subsequent event	12 Months Ended
Nov. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent event
30.	Subsequent events
On February 27, 2023, the Company issued to affiliates of Marathon Asset Management (collectively, “Marathon”), prorata to their participation under the Loan Facility, an aggregate of 5,000,000
common share purchase warrants (the “Warrants”). Each Warrant entitles the holder thereof to subscribe for one common share of the Company at a price of $1.45 for a period of seven years. The Warrants will not be traded on any stock exchange. They are transferable only to affiliates of Marathon or to other potential lenders under the terms of the Loan Facility and their affiliates.
The Warrants were issued as consideration for various amendments made to the Loan Facility, including:

●	An amendment to remove the second tranche condition requiring the Company to have filed with the FDA the results of its HFS Study before June 30, 2023; and

●
An amendment to allow for to the inclusion of a going concern explanatory paragraph in the annual report of the independent registered public accounting firm for the fiscal year ended November 30, 2022.